UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2012

Date of reporting period:  August 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2011

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)

Investment Adviser

Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTERS TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	8

EXPENSE EXAMPLES	9

INVESTMENT HIGHLIGHTS	11

SCHEDULES OF INVESTMENTS	15

STATEMENTS OF ASSETS AND LIABILITIES	22

STATEMENTS OF OPERATIONS	23

STATEMENTS OF CHANGES IN NET ASSETS	24

FINANCIAL HIGHLIGHTS	26

NOTES TO FINANCIAL STATEMENTS	28

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	35

NOTICE OF PRIVACY POLICY & PRACTICES	40

ADDITIONAL INFORMATION	41

Dear Shareholder,

An eight month streak of positive returns for the S&P 500 Index ended in April, replaced with five months of negative returns for the S&P 500. The final month of our reporting period, August, was also the worst, with the S&P 500 losing -5.43%. Concerns over slowing economic activity both in the US and abroad led many investors to favor government bonds and other defensive investments over riskier asset classes.

US Economy
The US debt ceiling debate came down to the wire; political polarization culminated in a compromise that solved little and satisfied fewer still.  Housing, consumer spending, the unemployment rate, and the fiscal situation in many European countries continue to hold back any meaningful expansion.  Recently, economists have started lowering Gross Domestic Product (GDP) estimates for the second half of 2011 and for the full year 2012. To add insult to injury, Standard and Poor’s downgraded the US Government long-term debt to AA+ from AAA.  Although more psychological than financially material, the downgrade felt like salt on an old, but recently reopened, wound.  With all the negative news, and 2008 so fresh in investors’ minds, investors’ fears seem to be firmly in the driver’s seat – and we are not surprised.

While the recent headlines have been mostly negative, and fears of a “double dip” recession grow, we believe long-term fundamentals are stabilizing and still encouraging. Bright spots include an economy that continues to expand, albeit at slowing pace, very little inflation and better than expected corporate earnings.  Moreover, the Fed remains committed to keeping short-term interest rates low through mid 2013. While we can frame the recent selloff within historical “norms,” we clearly understand that “this time is different,” as it always is.  While respecting the fundamental truth of that statement, we have included 10 more reasons we believe the US economy is more stable today.  They are:

1.	The market looks oversold on both a forward and trailing P/E basis.

2.	Although economists are slashing 2011 GDP estimates, we have not seen any published negative 2011 GDP estimates, which suggests lower, but still possibly positive growth.

3.	S&P 500 dividend yield is in line with that of the 10-year Treasury.

4.	Revenues have grown faster than US GDP for multinationals, due to the weaker dollar and stronger growth in other regions such as emerging markets.

5.	Corporate balance sheets are strong with large cash positions to potentially facilitate investment, share repurchases, and dividend increases.

6.	Banks are on a much stronger footing than in 2008 as evidenced by increased capital ratios, stronger balance sheets, and normalized TED spreads.

7.	In almost every case, an inverted yield curve has led a US recession. Today the yield curve is historically steep.

8.
Quantitative easing (QE) has arrived in Europe as the European Central Bank (ECB) began buying Italian and Spanish long-term debt. Spreads on these bonds compressed 90 basis points (bps) within two hours of the announcement.  The ECB is already buying Portuguese and Irish debt.

9.	Business profits have been exceptional. There has not been an instance in the post WWII era where the US has experienced a recession while corporate profits were rising.

10.	75% of S&P 500 companies that have reported have beat estimates on earnings; 70% have beat on revenues (as of 8/5/11).

US Stocks
Both first and second quarter earnings for the S&P 500 were above analyst expectations. More than two-thirds beat analyst expectations, although the rate of growth for both profits and sales continued to moderate.  Those sectors typically associated with the mid-cycle phase of expansion – namely energy, materials, industrials and technology – boasted the strongest rates of profit and sales growth.  While higher commodity prices helped boost the top line for energy and materials companies, the increase in input prices weighed on profit margins for those in the consumer staples and utilities businesses.  The financial sector was also negatively affected by regulatory reforms and weak loan demand.  Going forward, most companies remain slightly optimistic for the coming year, but are maintaining “in line” earnings guidance, an indication that we may be entering a stage of steadier, more moderate earnings growth.

Despite strong first quarter results by the more cyclical sectors of the economy, investors moved money to more defensive sectors as the market sold off in the second quarter.  As such, healthcare, utilities, consumer and telecom stocks outperformed the overall market.  Investors also favored higher quality companies, such as those we seek to invest in at Bright Rock, over riskier, low quality stocks.

Traditional Asset Class Returns for Periods Ended August 31, 2011
Asset Class	Benchmark	6 Months	12 months
US Stocks	S&P 500	-7.23%	18.50%
US Gov’t Bonds	Barclays Capital Intermediate Gov’t	5.03%	3.74%
Cash	3 Month T-Bill	0.03%	0.10%

Sincerely,
David B. Smith, CFA
Chief Investment Officer
Bright Rock Capital Management

Mid Cap Growth Fund

Management of the Fund
The Mid Cap Growth Fund returned -10.45% for the six months ended 8/31/11, trailing the Russell Mid Cap Growth Index which returned -7.38%.  Relative underperformance was driven by some of our more economically exposed growth names in the Technology and Consumer Discretionary sectors.  This offset strong stock selection in both Consumer Staples and Industrials.  The summer months saw high correlations between stocks within the index and returns were dominated by economic concerns in the US and Europe rather than the company fundamentals that we focus on.

Technology
Juniper Networks, Inc. fell 52% as the company lowered growth expectations for the second half of calendar 2011, overly discounting, in our opinion, the likelihood of recession.  Riverbed Technology, Inc. fell 37% as the stock saw its P/E multiple contract as recession fears mounted and investors focused on their European business.

Consumer Discretionary
IMAX Corporation fell 37% driven by multiple contraction and uncertainty about the upcoming film slate for the current calendar quarter.  Guess?, Inc. fell 24% primarily due to the impact that slowing growth in Europe would have on the company’s operations there.

Consumer Staples
Green Mountain Coffee Roasters, Inc. drove outperformance for this sector and the overall portfolio by appreciating 156%.  Announcements that both Starbucks and Dunkin Brands would license their single serve K-cup format drove the stock higher.  Herbalife Ltd. also appreciated strongly and gained 43%.

Industrials
Exposure to the Aerospace industry helped drive Heico Corporation and Precision Castparts Corp. higher, up 23% and 15%, respectively.

In the current low yield, slow growth environment, we believe high-quality growth companies should offer attractive investment alternatives.  As economic uncertainties begin to resolve themselves, individual stocks should be able to break free of the high correlations we are currently experiencing and possibly favor fundamental stock picking.

Sincerely,

Alan Norton, CFA	Henry Mehlman, CFA
Portfolio Manager	Portfolio Manager

Quality Large Cap Fund

Management of the Fund
The Quality Large Cap Fund returned -7.15% while the S&P 500 Index returned -7.23% for the six month period ended August 31, 2011.  Performance exceeded the S&P 500 by 8 basis points (.08%).  Relative performance can be attributed to our quality bias and sector positioning, characteristics that reflect our distinct investment process.  Underweights in Financials, Technology and Energy, relative to the comparative benchmark, helped performance.  Stock selection including Ecolab, Inc. (+11.50%),

The Southern Company (+12%), Abbott Laboratories (+12.8%) and CVS Caremark Corporation (+10.5%) enhanced returns.

Financials
As a group, financials were the worst performing sector in the Fund returning -21.9%.  Our exposure to banks including JP Morgan Chase & Co. (-16.3%), Wells Fargo & Co.
(-15.7%) and insurer Aflac, Inc. (-33.7%) detracted from performance.  With substantially less sector exposure than the comparative benchmark, our equal weighted process benefited returns.

Technology
Our underweight in the sector relative to the comparative benchmark helped mitigate adverse stock selection.  Owning large, well-known companies like Cisco Systems, Inc., Microsoft Corp. and Intel Corp. hurt performance over the period.  However, with these Tech bellwethers’ trading at deep discounts (Cisco trades at about 6x earnings, excluding cash), we believe valuation is very compelling.

Consumer Staples
Solid returns from companies like Starbucks Corp. (+21.6%) and McDonald’s Corporation (+22%) helped, but losses in The Walt Disney Company (-35%) and

The Home Depot, Inc. (-7%) erased gains.  For the period, our holdings in this sector returned -.43%.

In the current low yield, slow growth environment, we believe high quality, multinational companies with strong balance sheets and strong cash flow are attractive – exactly the types of companies we seek to invest in.

Sincerely,

Doug Butler, CFA, CFP®	Jason Lilly, CFA, CFP®	David B. Smith, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

Please see the following page for important information.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds may also invest in ETFs. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Funds may engage in short sales, which could result in such Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

Please see the schedule of investments on pages 15-21 for complete Fund holdings information.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Barclays Capital U.S. Intermediate Government Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.  The 3 Month T-Bill Index is an unmanaged index that measures the performance of the U.S. Treasury Bills with a maturity of three months and excludes commercial paper that may be purchased by accounts invested in this strategy.  It is not possible to invest directly in an index.

Gross Domestic Product (GDP) refers to the market value of all final goods and services produced in a country in a given period.  Price-to-earnings (P/E) ratio is a common measurement for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the annual earnings per share.  The TED spread is the difference between the interest rates on interbank loans and short-term U.S. government debt.  Basis point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.  Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.  A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of August 31, 2011 (Unaudited)

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and

(2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 - August 31, 2011).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2011 –
	March 1, 2011	August 31, 2011	August 31, 2011*
Actual	$1,000.00	$ 895.50	$6.67
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$7.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2011 –
	March 1, 2011	August 31, 2011	August 31, 2011*
Actual	$1,000.00	$ 928.50	$5.62
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.30	$5.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Total Returns – For the Period Ended August 31, 2011

		Annualized
			Since
			Inception
	Six Months	One Year	(5/26/10)
Bright Rock Mid Cap Growth Fund	(10.45)%	23.35%	12.87%
Russell Midcap Growth Index	(7.38)%	25.61%	17.85%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund Growth of $100,000 Investment

*	Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Total Returns – For the Period Ended August 31, 2011

		Annualized
			Since
			Inception
	Six Months	One Year	(5/26/10)
Bright Rock Quality Large Cap Fund	(7.15)%	12.63%	7.59%
S&P 500 Index	(7.23)%	18.50%	13.28%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund Growth of $100,000 Investment

*	Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.54%

Aerospace & Defense – 3.60%
HEICO Corp.	9,087	$495,423
Precision Castparts Corp.	2,845	466,154
		961,577
Auto Components – 1.91%
BorgWarner, Inc. (a)	7,155	510,795

Biotechnology – 6.97%
Alexion Pharmaceuticals, Inc. (a)	12,810	742,275
Onyx Pharmaceuticals, Inc. (a)	11,000	374,330
United Therapeutics Corp. (a)	8,595	370,874
Vertex Pharmaceuticals, Inc. (a)	8,250	373,478
		1,860,957
Capital Markets – 3.82%
Lazard Ltd.	16,835	491,077
Raymond James Financial, Inc.	18,880	530,150
		1,021,227
Chemicals – 1.71%
FMC Corp.	6,000	455,580

Commercial Banks – 1.42%
First Republic Bank (a)	14,880	379,440

Communications Equipment – 2.41%
Juniper Networks, Inc. (a)	12,655	264,869
Riverbed Technology, Inc. (a)	15,300	379,134
		644,003
Distributors – 1.98%
LKQ Corp. (a)	20,690	529,664

Diversified Consumer Services – 2.62%
Coinstar, Inc. (a)	9,440	430,370
DeVry, Inc.	6,095	269,277
		699,647
Electrical Equipment – 5.68%
GrafTech International Ltd. (a)	27,000	423,900
Polypore International, Inc. (a)	9,000	555,030
Rockwell Automation, Inc.	8,400	538,692
		1,517,622

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2011 (Unaudited)

	Shares	Value

Energy Equipment & Services – 5.54%
Core Laboratories NV	4,000	$446,320
Oil States International, Inc. (a)	7,500	495,600
Superior Energy Services, Inc. (a)	15,230	537,924
		1,479,844
Food Products – 3.90%
Green Mountain Coffee Roasters, Inc. (a)	9,955	1,042,687

Health Care Equipment & Supplies – 3.95%
Alere, Inc. (a)	13,520	337,594
Masimo Corp.	14,000	345,380
ResMed, Inc. (a)	12,000	371,640
		1,054,614
Health Care Technology – 2.02%
Allscript Healthcare Solutions, Inc. (a)	30,000	538,650

Hotels, Restaurants & Leisure – 2.06%
Wynn Resorts Ltd.	3,565	551,577

Household Durables – 1.90%
Harman International Industries, Inc.	14,000	506,660

Internet Software & Services – 3.01%
Ancestry.com, Inc. (a)	12,000	428,520
IntraLinks Holdings, Inc. (a)	40,000	374,800
		803,320
Life Sciences Tools & Services – 1.27%
Illumina, Inc. (a)	6,500	338,650

Machinery – 2.10%
WABCO Holdings, Inc. (a)	12,000	559,800

Media – 3.62%
Discovery Communications, Inc. (a)	11,655	492,773
Imax Corp. (a)	27,000	473,310
		966,083
Metals & Mining – 3.04%
Allegheny Technologies, Inc.	7,985	400,208
Cliffs Natural Resources, Inc.	4,975	412,179
		812,387

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2011 (Unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels – 5.18%
Concho Resources, Inc. (a)	5,000	$434,750
InterOil Corp. (a)	7,720	489,216
Range Resources Corp.	7,085	458,825
		1,382,791
Personal Products – 1.98%
Herbalife Ltd.	9,500	530,100

Pharmaceuticals – 4.13%
Elan Corp PLC – ADR (a)	60,000	640,200
Hospira, Inc. (a)	10,000	462,000
		1,102,200
Professional Services – 1.42%
Corporate Executive Board Co.	11,500	378,580

Semiconductors & Semiconductor Equipment – 8.48%
Altera Corp.	10,545	383,733
Atmel Corp. (a)	45,000	409,950
Marvell Technology Group Ltd. (a)	25,280	332,432
Netlogic Microsystems, Inc. (a)	10,715	321,664
Novellus Systems, Inc. (a)	13,210	369,484
Skyworks Solutions, Inc. (a)	21,750	448,702
		2,265,965
Software – 5.30%
ANSYS, Inc. (a)	10,000	539,800
Concur Technologies, Inc. (a)	8,320	347,943
Rovi Corp. (a)	10,825	529,234
		1,416,977
Specialty Retail – 4.67%
CarMax, Inc. (a)	18,275	513,710
Dicks Sporting Goods, Inc. (a)	8,000	281,040
Guess?, Inc.	13,315	454,175
		1,248,925
Trading Companies & Distributors – 1.85%
Fastenal Co.	14,800	495,504

TOTAL COMMON STOCKS (Cost $24,453,058)		$26,055,826

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2011 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS – 2.66%
Fidelity Institutional Money Market Portfolio	$710,723	$710,723

TOTAL SHORT-TERM INVESTMENTS
(Cost $710,723)		710,723
Total Investments (Cost $25,163,781) - 100.20%		26,766,549
Liabilities in Excess of Other Assets – (0.20)%		(53,815)
TOTAL NET ASSETS – 100.00%		$26,712,734

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.02%

Aerospace & Defense – 2.65%
Lockheed Martin Corp.	30,000	$2,225,700

Beverages – 2.68%
PepsiCo, Inc.	35,000	2,255,050

Chemicals – 6.03%
Albemarle Corp.	49,000	2,484,790
Ecolab, Inc.	33,500	1,795,600
Praxair, Inc.	8,000	787,920
		5,068,310
Commercial Banks – 3.42%
Wells Fargo & Co.	110,000	2,871,000

Communications Equipment – 2.11%
Cisco Systems, Inc.	113,000	1,771,840

Computers & Peripherals – 1.98%
Hewlett-Packard Co.	64,000	1,665,920

Containers & Packaging – 3.95%
Bemis, Inc.	28,500	885,210
Greif, Inc.	43,500	2,429,910
		3,315,120
Diversified Financial Services – 3.44%
JPMorgan Chase & Co.	77,000	2,892,120

Diversified Telecommunication Services – 3.49%
AT&T, Inc.	103,000	2,933,440

Electric Utilities – 4.90%
Exelon Corp.	38,000	1,638,560
Southern Co.	60,000	2,481,600
		4,120,160
Electrical Equipment – 2.55%
Emerson Electric Co.	46,000	2,141,300

Energy Equipment & Services – 2.01%
National Oilwell Varco, Inc.	25,500	1,686,060

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2011 (Unaudited)

	Shares	Value

Food & Staples Retailing – 4.57%
CVS Caremark Corp.	55,000	$1,975,050
Wal-Mart Stores, Inc.	35,000	1,862,350
		3,837,400

Becton Dickinson & Co.	15,000	1,220,700
Medtronic, Inc.	58,000	2,034,060
		3,254,760
Hotels, Restaurants & Leisure – 1.93%
Starbucks Corp.	42,000	1,622,040

Household Products – 2.88%
Procter & Gamble Co.	38,000	2,419,840

Industrial Conglomerates – 4.66%
General Electric Co.	240,000	3,914,400

Insurance – 3.10%
Aflac, Inc.	69,000	2,602,680

Media – 6.74%
Comcast Corp.	43,000	924,930
Time Warner Cable, Inc.	39,000	2,554,500
Walt Disney Co.	64,000	2,179,840
		5,659,270
Multiline Retail – 3.32%
Target Corp.	54,000	2,790,180

Multi-Utilities – 3.09%
Wisconsin Energy Corp.	82,000	2,594,480

Oil, Gas & Consumable Fuels – 7.67%
Apache Corp.	18,000	1,855,260
Chevron Corp.	38,500	3,808,035
Exxon Mobil Corp.	10,500	777,420
		6,440,715
Pharmaceuticals – 6.32%
Abbott Laboratories	63,000	3,308,130
Allergan, Inc.	24,500	2,004,345
		5,312,475

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2011 (Unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment – 3.23%
Intel Corp.	135,000	$2,717,550

Software – 2.31%
Microsoft Corp.	73,000	1,941,800

Specialty Retail – 1.99%
Home Depot, Inc.	50,000	1,669,000

Water Utilities – 2.00%
Aqua America, Inc.	76,000	1,678,080

Wireless Telecommunication Services – 2.13%
MetroPCS Communications, Inc. (a)	160,000	1,785,600
TOTAL COMMON STOCKS (Cost $82,346,013)		$83,186,290

	Principal
	Amount
SHORT-TERM INVESTMENTS – 0.71%
Fidelity Institutional Money Market Portfolio	$593,316	$593,316

TOTAL SHORT-TERM INVESTMENTS
(Cost $593,316)		593,316
Total Investments (Cost $82,939,329) – 99.73%		83,779,606
Other Assets in Excess of Liabilities – 0.27%		226,969
TOTAL NET ASSETS – 100.00%		$84,006,575

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
August 31, 2011(Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund

ASSETS
Investments, at value
(cost $25,163,781 and $82,939,329, respectively)	$26,766,549	$83,779,606
Receivable for Fund shares sold	2,685	21,148
Dividends and interest receivable	5,127	315,733
Other assets	8,532	9,382
TOTAL ASSETS	26,782,893	84,125,869

LIABILITIES
Payable for Fund shares redeemed	1,080	10,167
Payable to affiliates	33,176	40,644
Payable to Adviser	9,909	44,337
Accrued expenses and other liabilities	25,994	24,146
TOTAL LIABILITIES	70,159	119,294

NET ASSETS	$26,712,734	$84,006,575

Net assets consist of:
Paid-in capital	$23,199,023	$79,802,873
Accumulated net investment income (loss)	(145,009)	353,503
Accumulated net realized gain	2,055,952	3,009,922
Net unrealized appreciation on investments	1,602,768	840,277
NET ASSETS	$26,712,734	$84,006,575

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,309,000	7,776,624
Net asset value, redemption price and offering
price per share	$11.57	$10.80

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Six Months Ended August 31, 2011 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund

INVESTMENT INCOME
Dividend income	$55,699 (1)	$1,132,680
Interest income	785	776
TOTAL INVESTMENT INCOME	56,484	1,133,456

EXPENSES
Investment advisory fees	130,635	367,238
Federal and state registration fees	23,219	23,312
Administration fees	20,901	37,005
Fund accounting fees	15,557	17,939
Transfer agent fees and expenses	12,156	12,702
Audit and tax fees	11,479	11,479
Legal fees	4,074	3,892
Chief Compliance Officer fees and expenses	4,048	4,048
Reports to shareholders	3,128	3,128
Custody fees	2,580	5,336
Trustees' fees and related expenses	2,202	2,202
Other expenses	2,948	3,316
TOTAL EXPENSES	232,927	491,597
Less waivers and reimbursement by
Adviser (Note 4)	(30,047)	—
NET EXPENSES	202,880	491,597
NET INVESTMENT INCOME (LOSS)	(146,396)	641,859

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,473,624	1,511,816
Net change in unrealized depreciation on investments	(4,407,056)	(8,407,856)
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(2,933,432)	(6,896,040)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$(3,079,828)	$(6,254,181)

(1)	Net of foreign withholding taxes of $150.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Period Ended
	(Unaudited)	February 28, 2011(1)

FROM OPERATIONS
Net investment loss	$(146,396)	$(153,937)
Net realized gain on investments	1,473,624	937,010
Net change in unrealized
appreciation (depreciation) on investments	(4,407,056)	6,009,824
Net increase (decrease)
in net assets from operations	(3,079,828)	6,792,897
FROM DISTRIBUTIONS
Net realized gains	—	(199,358)
Net decrease in net assets resulting
from distributions paid	—	(199,358)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,741,506	25,479,157
Payments for shares redeemed	(1,783,346)	(3,437,651)
Net asset value of shares issued in
reinvestment of distributions to shareholders	—	199,357
Net increase in net assets from capital
share transactions	958,160	22,240,863
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(2,121,668)	28,834,402
NET ASSETS
Beginning of Period	28,834,402	—
End of Period	$26,712,734	$28,834,402
ACCUMULATED NET
INVESTMENT INCOME (LOSS)	$(145,009)	$1,387

(1)	The Fund commenced operations on May 26, 2010.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2011	Period Ended
	(Unaudited)	February 28, 2011(1)

FROM OPERATIONS
Net investment income	$641,859	$608,760
Net realized gain on investments	1,511,816	1,781,629
Net change in unrealized
appreciation (depreciation) on investments	(8,407,856)	9,248,133
Net increase (decrease) in
net assets from operations	(6,254,181)	11,638,522
FROM DISTRIBUTIONS
Net investment income	(490,637)	(426,369)
Net realized gains	—	(283,523)
Net decrease in net assets resulting
from distributions paid	(490,637)	(709,892)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,765,850	78,343,653
Payments for shares redeemed	(6,869,606)	(6,701,187)
Net asset value of shares issued in
reinvestment of distributions to shareholders	356	283,697
Net increase in net assets from capital
share transactions	7,896,600	71,926,163
TOTAL INCREASE IN NET ASSETS	1,151,782	82,854,793
NET ASSETS
Beginning of Period	82,854,793	—
End of Period	$84,006,575	$82,854,793
ACCUMULATED NET
INVESTMENT INCOME	$353,503	$202,281

(1)	The Fund commenced operations on May 26, 2010.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2011	Period Ended
	(Unaudited)	February 28, 2011(1)
Net Asset Value, Beginning of Period	$12.92	$10.00

Income from investment operations:
Net investment loss(2)	(0.06)	(0.07)
Net realized and unrealized
gain (loss) on investments	(1.29)	3.08
Total from investment operations	(1.35)	3.01

Less distributions paid:
From net realized gain on investments	—	(0.09)
Total distributions paid	—	(0.09)
Net Asset Value, End of Period	$11.57	$12.92
Total Return(3)	(10.45)%	30.16%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$26,713	$28,834
Ratio of expenses to average net assets
before waiver and reimbursements(4)	1.61%	1.86%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.40%	1.50%
Ratio of net investment loss to average net assets
before waiver and reimbursements(4)	(1.22)%	(1.21)%
Ratio of net investment loss to average net assets
after waiver and reimbursements(4)	(1.01)%	(0.85)%
Portfolio turnover rate(3)	37.5%	43.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2011	Period Ended
	(Unaudited)	February 28, 2011(1)
Net Asset Value, Beginning of Period	$11.70	$10.00

Income from investment operations:
Net investment income(2)	0.09	0.10
Net realized and unrealized
gain (loss) on investments	(0.92)	1.71
Total from investment operations	(0.83)	1.81

Less distributions paid:
From net investment income	(0.07)	(0.07)
From net realized gain on investments	—	(0.04)
Total distributions paid	(0.07)	(0.11)
Net Asset Value, End of Period	$10.80	$11.70
Total Return(3)	(7.15)%	18.15%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$84,007	$82,855
Ratio of expenses to average net assets(4)	1.16%	1.38%
Ratio of net investment income
to average net assets(4)	1.51%	1.24%
Portfolio turnover rate(3)	16.2%	25.9%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
August 31, 2011 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”), are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with their own investment objectives and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  As of the date of this report, the Investor Class shares have not yet commenced operations. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2011:

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$26,055,826	$—	$—	$26,055,826
Total Equity	26,055,826	—	—	26,055,826
Short-Term Investments	710,723	—	—	710,723
Total Investments in Securities	$26,766,549	$—	$—	$26,766,549

Quality Large Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$83,186,290	$—	$—	$83,186,290
Total Equity	83,186,290	—	—	83,186,290
Short-Term Investments	593,316	—	—	593,316
Total Investments in Securities	$83,779,606	$—	$—	$83,779,606

During the six months ended August 31, 2011, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reportedamounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

	Ordinary	Short-term
	Income	Capital Gain
Mid Cap Growth Fund
Period ended February 28, 2011	$—	$199,358

Quality Large Cap Fund
Period ended February 28, 2011	$426,369	$283,523

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

As of February 28, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$22,811,720	$73,058,654
Gross tax unrealized appreciation	$6,662,339	$9,950,876
Gross tax unrealized depreciation	(651,128)	(722,439)
Net tax unrealized appreciation (depreciation)	$6,011,211	$9,228,437
Undistributed ordinary income	$—	$202,281
Undistributed long-term capital gain	582,328	1,517,802
Total distributable earnings	$582,328	$1,720,083
Other accumulated gain/(loss)	—	—
Total accumulated earnings/(loss)	$6,593,539	$10,948,520

The difference between book-basis and tax-basis cost of investments is attributable primarily to the tax deferral losses on wash sales and partnership differences.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income (Loss)	$155,324	$19,890
Accumulated Net Realized Gain (Loss)	$(155,324)	$—
Paid-in Capital	$—	$(19,890)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of February 28, 2011.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal 2011.  At February 28, 2011, the fiscal year 2011 remains open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 1.00% prior to June 28, 2011 and 0.75% on and after June 28, 2011 of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 1.00% prior to June 28, 2011 and 0.65% on and after June 28, 2011 of the Fund’s average daily net assets.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of any front-end or contingent deferred loads taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.50% prior to June 28, 2011 and 1.25% on and after June 28, 2011 of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2014	$66,182	$—
August 2014	$30,047	$—

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of Quasar Distributors, LLC. The Trust’s Chief Compliance Officer is also an employee of USBFS. For the six months ended August 31, 2011, the Funds were each allocated $4,048 of the Trust’s Chief Compliance Officer fee.

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:
	Six Months Ended	Period Ended
Mid Cap Growth Fund	August 31, 2011	February 28, 2011(1)
Shares Sold	217,108	2,512,205
Shares Reinvested	—	16,795
Shares Redeemed	(140,079)	(297,029)
Net Increase	77,029	2,231,971

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2011 (Unaudited)

	Six Months Ended	Period Ended
Quality Large Cap Fund	August 31, 2011	February 28, 2011(1)
Shares Sold	1,299,600	7,685,998
Shares Reinvested	31	25,489
Shares Redeemed	(603,705)	(630,789)
Net Increase	695,926	7,080,698

(1)	The Funds commenced operations on May 26, 2010.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended August 31, 2011 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$11,470,538	$22,007,743
Sales	$10,616,029	$13,730,313

(8)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the February 28, 2011 taxable year. The effective date for changes in the treatment of capital losses is the February 28, 2012 taxable year.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 30, 2011 to consider the renewal of the Investment Advisory Agreement, as amended (the “Agreement”), between the Trust, on behalf of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund”), each a series of the Trust (each, a “Fund”, and collectively, the “Funds”), and Bright Rock Capital Management, LLC, the Funds’ investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of each Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts, and copies of key policies and procedures comprising the Adviser’s written compliance program, including its Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2012.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

of Alan E. Norton and Henry E. Mehlman, the Mid Cap Growth Fund’s portfolio managers, and Douglas S. Butler, Jason R. Lilly and David B. Smith, the Quality Large Cap Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and the Adviser’s marketing activity and goals and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with representatives of the Adviser in person to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Adviser.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Mid Cap Growth Fund and the Quality Large Cap Fund for the year-to-date and one-year periods ended July 31, 2011.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and long-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Growth Index for the Mid Cap Growth Fund and the S&P 500 and Russell Top 200 Indices for the Quality Large Cap Fund) and in comparison to a peer group of similar funds as constructed by data presented by Morningstar, Inc. (a peer group of U.S. open-end mid-cap growth funds for the Mid Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Quality Large Cap Fund).  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser that were similar to the Funds in terms of investment strategy.  The Trustees noted that the Mid Cap Growth Fund’s performance for the year-to-date period ended July 31, 2011 was slightly below but in-line with its peer group average and the performance for the one-year period ended July 31, 2011 was above its peer group average.  The Trustees noted that the Quality Large Cap Fund’s performance for the year-to-date period ended July 31, 2011 ranked below its peer group average and the performance for the one-year period ended July 31, 2011 was substantially below its peer group average; however, the Trustees recognized that the Quality Large Cap Fund had a limited performance history.  After

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its peer group of similar funds, as constructed by data presented by Morningstar, Inc. (a peer group of U.S. open-end mid-cap growth funds for the Mid Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Quality Large Cap Fund) and the Adviser’s separately-managed accounts, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided subsidies for the Mid Cap Growth Fund’s operations since its inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser with respect to the Mid Cap Growth Fund, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the August 30, 2011 meeting, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Adviser agreed to reduce the Mid Cap Growth Fund’s management fee from 1.00% to 0.75% and the Quality Large Cap Fund’s management fee from 1.00% to 0.65%, each effective as of June 28, 2011.  The Trustees also noted that the Adviser agreed to reduce each Fund’s total operating expenses (net of fee waivers and expense reimbursements) for Institutional Class shares from 1.50% to 1.25%, effective as of June 28, 2011.

The Trustees noted that the Mid Cap Growth Fund’s contractual management fee of 0.75% fell within the first quartile and was below its peer group average of 0.84%, which fell in the third quartile.  The Trustees observed that the Mid Cap Growth Fund’s total expense ratio of 1.25% for Institutional Class shares fell in the second quartile and was

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

slightly below its peer group average of 1.28%, which fell in the third quartile.  The Trustees then compared the fees paid by the Mid Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser and noted that the fees paid by the Mid Cap Growth Fund were reasonable.

The Trustees noted that the Quality Large Cap Fund’s contractual management fee of 0.65% was slightly below its peer group average of 0.68%, with each falling within the second quartile.  The Trustees observed that the Quality Large Cap Fund’s total expense ratio of 1.03% for Institutional Class shares was slightly above its peer group average of 0.95%, with each falling within the second quartile.  The Trustees then compared the fees paid by the Quality Large Cap Fund to the fees paid by separately-managed accounts of the Adviser and noted that the fees paid by the Quality Large Cap Fund were reasonable.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Mid Cap Growth Fund’s operations.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Funds.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of the Funds and their shareholders.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designate the following percentages of ordinary dividends declared during the fiscal year ended February 28, 2011 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	14.35%
Quality Large Cap Growth Fund	53.20%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 28, 2011, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	14.30%
Quality Large Cap Growth Fund	53.20%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	30	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 56		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	30	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	30	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 68		2009	Chief Compliance		Endowment Fund
			Officer (“CCO”),		complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO of		Fund complex
			Granum Series Trust (an		(three closed-
			open-end investment		end investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Trustee, Ramius
			(a broker-dealer)		IDF, LLC (a
			(1997–2007).		closed-end
investment
company).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	30	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 49	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Robert M Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 64	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 32		2005	Fund Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 29		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intented for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title_/s/  Joseph Neuberger
Joseph Neuberger, President

Date  November 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/  Joseph Neuberger
Joseph Neuberger, President

Date   November 1, 2011

By (Signature and Title) /s/ John Buckel
 John Buckel, Treasurer

Date  November 1, 2011

* Print the name and title of each signing officer under his or her signature.